Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards
The Compensation Committee has no formal policy regarding the timing of equity awards but does generally take into account whether there is any material, non-public information at the time equity awards are granted. Options are generally not awarded by the Company as part of our regular incentive plans. When they are awarded, their timing is generally dictated by the event precipitating the award (e,g,, new hire, promotion, etc.) and/or the schedules of the Committee members approving the award. In 2025, the Company granted no stock options that would require additional disclosure under SEC rules regarding the grant of options close in time to the release of material nonpublic information. We do not time the release of material information to affect the value of our executive compensation.

Award Timing Method	Options are generally not awarded by the Company as part of our regular incentive plans. When they are awarded, their timing is generally dictated by the event precipitating the award (e,g,, new hire, promotion, etc.) and/or the schedules of the Committee members approving the award.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee has no formal policy regarding the timing of equity awards but does generally take into account whether there is any material, non-public information at the time equity awards are granted. Options are generally not awarded by the Company as part of our regular incentive plans.We do not time the release of material information to affect the value of our executive compensation.
MNPI Disclosure Timed for Compensation Value	false